Income Taxes - Components of Loss before Income Taxes (Detail) (AUD)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Foreign		3	1,523
Domestic (Australia)	(9,316,127)	(11,633,810)	(9,132,745)
Loss before income taxes	(9,316,127)	(11,633,807)	(9,131,222)